Tax Matters - Additional Information (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	S/ 290,378	S/ 270,520	S/ 210,073
Temporary Tax Rate On Net Assets	0.004
Value Of Net Asset Which Exceeds To Be Deducted Under Temporary Taxrate On Net Assets | $				$ 1,000,000
Statement That Entitys Conditions Subject To Temporary Tax On Net Assets Taxes	The ITAN rate is 0.4% for 2023 and 2025 applied to the amount of net assets that exceed S/ 1,000,000.
Pillar Two Tax Rate	15.00%			15.00%
Percentage Of Tax Credit To Be Carry Forward	0.50			0.50
Current tax expense (income)	S/ 166,788	202,526	161,066
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	S/ 6,996	S/ 13,103	S/ 12,365
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	29.50%
Value Added Tax Rate	18.00%
LUXEMBOURG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Value Added Tax Rate	17.00%
LUXEMBOURG | Maximum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	24.90%
LUXEMBOURG | Minimum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	23.87%
COLOMBIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	35.00%
Value Added Tax Rate	19.00%
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%
Value Added Tax Rate	16.00%